SUMMARY OF INTANGIBLE ASSETS PATENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets - patent, net, Beginning balance	$ 2,091	$ 2,239
Deprication	(200)	(123)
Effect of changes in foreign exchange rates	5	(25)
Additions	311
Intangible assets - patent, net, Ending balance	$ 2,207	$ 2,091